Business Combinations - D&I's Purchase Price allocation of Net Assets Acquired (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 10, 2013
Business Acquisition [Line Items]
Goodwill	$ 33,745	$ 33,745	$ 33,745
D&I Silica, LLC
Business Acquisition [Line Items]
Cash				$ 204
Restricted cash				688
Accounts receivable				17,908
Inventories				10,372
Prepaid expenses and other current assets				809
Property, plant and equipment				39,242
Intangible assets				41,878
Goodwill				33,745
Other assets				113
Total assets acquired				144,959
Accounts payable				11,646
Accrued liabilities and other current liabilities				796
Total liabilities assumed				12,442
Total value of net assets acquired				$ 132,517